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USAA CALIFORNIA MONEY MARKET FUND
SUPPLEMENT DATED FEBRUARY 1, 2011
TO THE FUND’S PROSPECTUS
DATED AUGUST 1, 2010

Effective immediately Regina G. Shafer will no longer manage the USAA California Money Market Fund. The references to Ms. Shafer on pages 11 and 29 of the Fund’s prospectus are hereby deleted and replaced with the following information, respectively:

Dale R. Hoffmann, Assistant Vice President of Money Market Funds, has managed the Fund since February 2011.

Dale R. Hoffmann, Assistant Vice President of Money Market Funds, has managed the Fund since February 2011. He has 10 years of investment management experience and has worked for us for 18 years. Education: B.S.B.A., University of South Dakota; M.B.A., St. Mary’s University. He is a member of the National Federation of Municipal Analysts and the Southern Municipal Finance Society.

94812-0211

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USAA GLOBAL OPPORTUNITIES FUND and
USAA TOTAL RETURN STRATEGY FUND
SUPPLEMENT DATED FEBRUARY 1, 2011
TO THE FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2010

This supplement describes changes affecting the USAA Global Opportunities and USAA Total Return Strategy Funds (the Funds). On January 31, 2011, Credit Suisse Securities (USA) LLC (CSSU) underwent a change in control involving its Volaris Volatility Management Group, including members of the Funds’ portfolio management team. The change in control at CSSU has resulted in a termination of the existing subadvisory agreement with the Funds by operation of law; and as the investment adviser to the Funds, USAA Investment Management Company (IMCO) has decided to manage the portion of each Fund that was previously attributed to CSSU.

As a result of this change, all references to CSSU and/or the Volaris Volatility Management Group listed in each Fund’s prospectus and statement of additional information are hereby deleted.

In addition, the first sentence under the “Portfolio Construction and Quantitative Risk Management” paragraph found on page 18 of the USAA Global Opportunities Fund’s prospectus has been amended to read as follows: QS Investors extensively screens the universe of securities comprising all U.S. large-cap companies using multiple investment parameters to identify what QS Investors believe are the most and least attractive securities.

94813-0211

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USAA BALANCED STRATEGY FUND
and USAA CORNERSTRONE STRATEGY FUND
SUPPLEMENT DATED FEBRUARY 1, 2011
TO THE FUNDS’ PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 1, 2010

This supplement describes changes affecting the USAA Balanced Strategy and USAA Cornerstone Strategy Funds (the Funds). On January 31, 2011, Credit Suisse Securities (USA) LLC (CSSU) underwent a change in control involving its Volaris Volatility Management Group, including members of the Funds’ portfolio management team. The change in control at CSSU has resulted in a termination of the existing subadvisory agreement with the Funds by operation of law; and as the investment adviser to the Funds, USAA Investment Management Company (IMCO) has decided to manage the portion of each Fund that was previously attributed to CSSU.

As a result of this change, all references to CSSU and/or the Volaris Volatility Management Group listed in each Fund’s prospectus and statement of additional information are hereby deleted.

94814-0211

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USAA FIRST START GROWTH FUND
SUPPLEMENT DATED FEBRUARY 1, 2011
TO THE FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2010

This supplement describes changes affecting the USAA First Start Growth Fund (the Fund). On January 31, 2011, Credit Suisse Securities (USA) LLC (CSSU) underwent a change in control involving its Volaris Volatility Management Group, including members of the Funds’ portfolio management team. The change in control at CSSU has resulted in a termination of the existing subadvisory agreement with the Funds by operation of law; and as the investment adviser to the Funds, USAA Investment Management Company (IMCO) has decided to manage the portion of the Fund that was previously attributed to CSSU.

As a result of this change, all references to CSSU and/or the Volaris Volatility Management Group listed in the Fund’s prospectus and statement of additional information are hereby deleted.

94815-0211

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USAA MUTUAL FUNDS TRUST

Growth and Tax Strategy Fund (USBLX)
Balanced Strategy Fund (USBSX)
Precious Metals and Minerals Fund Shares (USAGX)	Precious Metals and Minerals Fund Institutional Shares and Adviser Shares (UPMMX)
Cornerstone Strategy Fund (USCRX)
Emerging Markets Fund Shares (USEMX)	Emerging Markets Fund Institutional Shares and Adviser Shares (UAEMX)
International Fund Shares (USIFX)	International Fund Institutional Shares and Adviser Shares ((UAIFX)
World Growth Fund Shares (USAWX)                             World Growth Fund Adviser Shares (USWGX)
GNMA Trust Shares (USGNX)                                          GNMA Trust Adviser Shares (UAGNX)
Treasury Money Market Trust (UATXX)
Managed Allocation Fund (UMAFX)

SUPPLEMENT DATED FEBRUARY 1, 2011
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 1, 2010

The following information has been added as the last paragraph under the section “ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES.”

Redemption Fees

The Emerging Markets, International, Precious Metals and Minerals, and World Growth Funds Adviser Shares have a 1% redemption fee that may apply if a shareholder redeems Adviser Shares within 60 days of purchase by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund. Adviser Shares held for 60 days or more are not subject to the 1% fee. The redemption fee may not be applied to certain redemptions related to hardship, including but not limited to death, disability, or divorce and mandatory actions, including but not limited to, systematic withdrawals, small balance account maintenance fees, dividend disbursements and reimbursements and certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, or to purchases and redemptions in defined contribution plans and in certain other uniform circumstances or in situations related to administrative difficulty. The Fund reserves the right to modify or eliminate the redemption fee at any time.

The second paragraph under the heading “Other Compensation to Financial Intermediaries” on page 46 as been deleted and replaced with the following information:

The payments described above may be made, at the discretion of the Manager or its affiliates, to financial intermediaries in connection with the sale and distribution of Adviser Shares of a Fund. The level of payments made to the financial intermediaries in any year will vary and normally will be based on a percentage of sales or assets attributable to that financial intermediary invested in the Adviser Shares class of a Fund.

94816-0211

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USAA MUTUAL FUNDS TRUST

Aggressive Growth Fund Shares (USAUX)                           Aggressive Growth Fund Institutional Shares
Growth Fund Shares (USAAX)                                                    Growth Fund Institutional Shares
Growth & Income Fund (USGRX)                                         Growth & Income Fund Adviser Shares (USGIX)
Income Stock Fund Shares (USISX)                                      Income Stock Fund Institutional Shares
Income Fund Shares (USAIX)                                                Income Fund Institutional Shares and Income Fund Adviser Shares (UINCX)
Short-Term Bond Fund Shares (USSBX)                            Short-Term Bond Fund Institutional Shares and Adviser Shares (UASBX)
Money Market Fund (USAXX)
Science & Technology Fund Shares (USSCX)                       Science & Technology Fund Adviser Shares (USTCX)
First Start Growth Fund (UFSGX)
Intermediate-Term Bond Fund Shares (USIBX)	Intermediate-Term Bond Fund Institutional Shares and Adviser Shares (UITBX)
High-Yield Opportunities Fund Shares (USHYX)              High-Yield Opportunities Fund Institutional Shares And Adviser Shares (UHYOX)
Small Cap Stock Fund Shares (USCAX)                              Small Cap Stock Fund Institutional Shares
Capital Growth Fund (USCGX)
Value Fund Shares (UVALX)	Value Fund Institutional Shares and Adviser Shares (UAVAX)

SUPPLEMENT DATED FEBRUARY 1, 2011
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2010

The following information has been added as the last paragraph under the section “ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES” of the Statement of Additional Information.

Redemption Fees

The High-Yield Opportunities Fund Adviser Shares has a 1% redemption fee that may apply if a shareholder redeems Adviser Shares within 180 days of purchase by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund. Adviser Shares held for 180 days or more are not subject to the 1% fee. The redemption fee may not be applied to certain redemptions related to hardship, including but not limited to death, disability, or divorce and mandatory actions, including but not limited to, systematic withdrawals, small balance account maintenance fees, dividend disbursements and reimbursements and certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, or to purchases and redemptions in defined contribution plans and in certain other uniform circumstances or in situations related to administrative difficulty. The Fund reserves the right to modify or eliminate the redemption fee at any time.

94817-0211